Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Entity Registrant Name	ALLOT LTD
Entity Central Index Key	0001365767
Document Type	20-F
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Entity File Number	001-33129
Entity Incorporation State Country Code	IL
Entity Address, Address Line One	22 Hanagar Street
Entity Address, Address Line Two	Neve Ne’eman Industrial Zone B
Entity Address, City or Town	Hod-Hasharon
Entity Address, Country	IL
Entity Address, Postal Zip Code	4501317
Title of 12(b) Security	Ordinary Shares, par value ILS 0.10 per share
Trading Symbol	ALLT
Name of Exchange on which Security is Registered	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Auditor Attestation Flag	true
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	39,530,993
Auditor Firm ID	1281
Auditor Location	Tel-Aviv, Israel
Auditor Name	KOST FORER GABBAY & KASIERER
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Contact Personnel Name	Rael Kolevsohn
Entity Address, Address Line One	22 Hanagar Street
Entity Address, Address Line Two	Neve Ne’eman Industrial Zone B
Entity Address, City or Town	Hod-Hasharon
Entity Address, Country	IL
Entity Address, Postal Zip Code	4501317
City Area Code	972
Local Phone Number	(9) 762-8419